Disclosures on Individual Items of the Financial Statements (Details) - Schedule of deferred tax assets recognized for tax loss carryforwards - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets recognized for tax loss carryforwards [Abstract]
Tax loss carryforwards	€ 55,352	€ 32,936	€ 22,865